Biological Assets - Schedule of changes in the carrying value of biological assets (Details) - CAD ($) $ in Thousands	12 Months Ended
	Jul. 31, 2020	Jul. 31, 2019
Disclosure of detailed information about biological assets [abstract]
Balance, beginning of year	$ 7,371	$ 2,332
Acquired through acquisition	0	3,291
Production costs capitalized	38,638	19,215
Net increase in fair value due to biological transformation and estimates	29,356	38,856
Transferred to inventory upon harvest	(67,131)	(56,323)
Disposal of biological assets	(663)	0
Balance, end of year	$ 7,571	$ 7,371